Operating Expenses - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 7,362	$ 2,704
Total technology expenses	1,363	690
Total general and administrative expenses	4,828	2,772
Wages, Salaries, Benefits and Social Security Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	3,725	1,540
Total technology expenses	1,022	608
Total general and administrative expenses	2,182	895
External Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,018	355
Amortization of Intangible Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,604	463
Total technology expenses	77	10
Share-based Payments
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	130	146
Total technology expenses	5
Total general and administrative expenses	589	672
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	885	200
Total technology expenses	259	68
Total general and administrative expenses	490	89
Depreciation of Property and Equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses		4
Total general and administrative expenses	43	31
Amortization of Right-of-use Assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	102	74
Short Term Leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	124	87
Legal and Consultancy Fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	939	418
Acquisition Related Costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	$ 359
Accounting and Legal Fees Related to Offering
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses		$ 506